UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 600 Third Avenue, 17th Floor
         New York, New York 10016


Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal
Phone:   (212) 984-6228

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker   New York, New York     11/13/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]






























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


                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     116,807
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]






















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


                                                                                                             VOTING DISCRETION
                                                                                                   OTHER
NAME OF ISSUER          TITLE OF       CUSIP      MARKET   SHARES     SH/PRN    PUT    INVESTMENT  MANAGERS  SOLE     SHARED NONE
                        CLASS                     VALUE    PRN AMT              /CALL  DISCRETION
                                                  *1000
--------------          --------       -------    ------   --------   -------   ------ ----------  --------  ----     -----  ----

ACCLAIM ENTERTAIN-
  MENT INC NEW         COMMON STOCK    004325205      26     15000    SH               SOLE                  15000
ADAC LABORATORIES NEW  COMMON STOCK    005313200     239     11500    SH               SOLE                  11500
AMERICAN TOWER CORP    COMMON STOCK    029912201    4703    124800    SH               SOLE                   7500    117300
AMERICAN TOWER CORP    COMMON STOCK    029912201    1263     33500    SH               DEFINED                         33500
BRISTOL MYERS SQUIBB
  CO                   COMMON STOCK    110122108    3433     59700    SH               SOLE                            59700
BRISTOL MYERS SQUIBB
  CO                   COMMON STOCK    110122108     983     17100    SH               DEFINED                         17100
CABOT CORP             COMMON STOCK    127055101     301      9500    SH               SOLE                   9500
CENTRAL EUROPEAN
  DISTR CORP           COMMON STOCK    153435102     132     35100    SH               SOLE                   2500     32600
CENTRAL EUROPEAN
  DISTR CORP           COMMON STOCK    153435102      53     14200    SH               DEFINED                         14200
DATATEC SYSTEMS INC    COMMON STOCK    238128102      84     19000    SH               SOLE                  19000
DELTA WOODSIDE
  INDUST.INC NEW       COMMON STOCK    247909104      19     16900    SH               SOLE                  16900
DIME BANCORP INC NEW   COMMON STOCK    25429Q102    3409    153200    SH               SOLE                           153200
DIME BANCORP INC NEW   COMMON STOCK    25429Q102     992     44600    SH               DEFINED                         44600
DISC GRAPHICS INC      COMMON STOCK    254590102      45     20000    SH               DEFINED                         20000
DUN & BRADSTREET CORP
  DEL                  COMMON STOCK    26483B106    1858     53942    SH               SOLE                            53942
DUN & BRADSTREET CORP
  DEL                  COMMON STOCK    26483B106     591     17158    SH               DEFINED                         17158
ENTERTAINMENT
  PROPERTIES TRUST     COMMON STOCK    29380T105    1802    169596    SH               SOLE                   3000    166596
ENTERTAINMENT
  PROPERTIES TRUST     COMMON STOCK    29380T105     523     49204    SH               DEFINED                         49204
FLANDERS CORP          COMMON STOCK    338494107     319    139900    SH               SOLE                 139900
FLANDERS CORP          COMMON STOCK    338494107      23     10000    SH               DEFINED                         10000
FLOWERS INDUSTRIES
  INC                  COMMON STOCK    343496105    3454    172700    SH               SOLE                   7500    165200
FLOWERS INDUSTRIES
  INC                  COMMON STOCK    343496105     844     42200    SH               DEFINED                         42200
GRANITE BROADCASTING
  CORP                 COMMON STOCK    387241102      69     15000    SH               SOLE                  15000
HECLA MINING CO-W/RTS  COMMON STOCK    422704106      38     50000    SH               SOLE                  50000




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


HOLLINGER
  INTERNATIONAL INC    COMMON STOCK    435569108    2457    146700    SH               SOLE                  10000    136700
HOLLINGER
  INTERNATIONAL INC    COMMON STOCK    435569108     650     38800    SH               DEFINED                         38800
***INDEPENDENT ENERGY
  HLDGS                COMMON STOCK    45384X108      79     10500    SH               SOLE                  10500
INTERNET COMMERCE
  CORP-CL A            COMMON STOCK    46059F109     186     17900    SH               SOLE                  17900
KANSAS CITY SOUTHN
  INDS INC             COMMON STOCK    485170302      87     10000    SH               SOLE                  10000
LASER MORTGAGE
  MANAGEMENT INC       COMMON STOCK    51806D100     127     42400    SH               SOLE                  42400
LEAP WIRELESS
  INTERNATIONAL        COMMON STOCK    521863100    1836     29350    SH               SOLE                   4800     24550
LEAP WIRELESS
  INTERNATIONAL        COMMON STOCK    521863100     432      6900    SH               DEFINED                          6900
MBIA INC               COMMON STOCK    55262C100    8186    115100    SH               SOLE                   4500    110600
MBIA INC               COMMON STOCK    55262C100    2219     31200    SH               DEFINED                         31200
MSC INDUSTRIAL
  DIRECT CO INC        COMMON STOCK    553530106     191     12500    SH               SOLE                  12500
MARTIN MARIETTA
  MATERIALS INC        COMMON STOCK    573284106    4792    125176    SH               SOLE                   4500    120676
MARTIN MARIETTA
  MATERIALS INC        COMMON STOCK    573284106    1333     34824    SH               DEFINED                         34824
MCLEOD INC-CL A        COMMON STOCK    582266102    3627    253400    SH               SOLE                  19500    233900
MCLEOD INC-CL A        COMMON STOCK    582266102     955     66700    SH               DEFINED                         66700
METROMEDIA
  INTERNATIONAL GROUP  COMMON STOCK    591695101     202     54000    SH               SOLE                  54000
METROMEDIA             CONVERTIBLE
  INTERNATIONAL GROUPP   PREFERRED     591695200    1048     46072    SH               SOLE                  11700     34372
METROMEDIA             CONVERTIBLE
  INTERNATIONAL GROUP    PREFERRED     591695200     201      8828    SH               DEFINED                          8828
NTL INC                COMMON STOCK    629407107    4416     95352    SH               SOLE                   5087 90265.003
NTL INC                COMMON STOCK    629407107    1206     26040    SH               DEFINED                     26040.026
NOBLE DRILLING CORP    COMMON STOCK    655042109    3119     61766    SH               SOLE                            61766
NOBLE DRILLING CORP    COMMON STOCK    655042109     850     16834    SH               DEFINED                         16834
OPTA FOOD INGREDIENTS
  INC                  COMMON STOCK    68381N105      32     15000    SH               SOLE                  15000
PENTAIR INC            COMMON STOCK    709631105    3162    118200    SH               SOLE                   4000    114200
PENTAIR INC            COMMON STOCK    709631105     859     32100    SH               DEFINED                         32100
PITNEY BOWES INC       COMMON STOCK    724479100    2098     53200    SH               SOLE                   3500     49700
PITNEY BOWES INC       COMMON STOCK    724479100     536     13600    SH               DEFINED                         13600
***PRECISION DRILLING  FOREIGN
  CORP                   COMMON STOCK  74022D100    5885    165200    SH               SOLE                  13500    151700
***PRECISION DRILLING  FOREIGN
  CORP                   COMMON STOCK  74022D100    1607     45100    SH               DEFINED                         45100
RADYNE CORP NEW        COMMON STOCK    750611402     156     20000    SH               SOLE                  20000
ROSS STORES INC        COMMON STOCK    778296103    3337    232156    SH               SOLE                  11000    221156



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


ROSS STORES INC        COMMON STOCK    778296103    1046     72744    SH               DEFINED                         72744
ROWAN COMPANIES
  INC W/RTS            COMMON STOCK    779382100     290     10000    SH               SOLE                  10000
SECTOR SPDR TRUST      COMMON STOCK    81369Y803    5519    119000    SH               SOLE                           119000
SECTOR SPDR TRUST      COMMON STOCK    81369Y803    1577     34000    SH               DEFINED                         34000
SIMULA INC             CONVERTIBLE
                         BONDS         829206AB7     473   1279000    PRN              SOLE                 155000   1124000
SIMULA INC             CONVERTIBLE
                         BONDS         829206AB7     318    860000    PRN              DEFINED                        860000
SOMANETICS CORP NEW    COMMON STOCK    834445405      28     10000    SH               SOLE                  10000
SONIC FOUNDRY INC      COMMON STOCK    83545R108     427     48100    SH               SOLE                   8100     40000
SONIC FOUNDRY INC      COMMON STOCK    83545R108     121     13600    SH               DEFINED                         13600
STANDARD MOTOR         CONVERTIBLE
  PRODUCTS INC           BONDS         853666AB1     467    906000    PRN              SOLE                  65000    841000
SUIZA FOODS CORP       COMMON STOCK    865077101    3743     73300    SH               SOLE                            73300
SUIZA FOODS CORP       COMMON STOCK    865077101     955     18700    SH               DEFINED                         18700
TELESPECTRUM
  WORLDWIDE INC        COMMON STOCK    87951U109       8     12500    SH               SOLE                  12500
***TRANSPORTACION
   MARITIMA            COMMON STOCK    893868208     549     65100    SH               SOLE                  65100
TRIMEDYNE INC          COMMON STOCK    896259108      19     10000    SH               SOLE                  10000
TRUE NORTH
  COMMUNICATIONS INC   COMMON STOCK    897844106    2006     56200    SH               SOLE                            56200
TRUE NORTH
  COMMUNICATIONS INC   COMMON STOCK    897844106     507     14200    SH               DEFINED                         14200
UNIVERSAL FOODS CORP   COMMON STOCK    913538104    2590    127100    SH               SOLE                           127100
UNIVERSAL FOODS CORP   COMMON STOCK    913538104     711     34900    SH               DEFINED                         34900
VALASSIS
  COMMUNICATIONS INC   COMMON STOCK    918866104    2292    103000    SH               SOLE                   4000     99000
VALASSIS
  COMMUNICATIONS INC   COMMON STOCK    918866104     623     28000    SH               DEFINED                         28000
WEIRTON STEEL CORP     COMMON STOCK    948774104      36     14500    SH               SOLE                  14500
WILLIAMS COMPANIES
  INC                  COMMON STOCK    969457100    2201     52100    SH               SOLE                            52100
WILLIAMS COMPANIES
  INC                  COMMON STOCK    969457100     638     15100    SH               DEFINED                         15100
***LORAL SPACE &       COMMON STOCK    G56462107     876    143100    SH               SOLE                  19500    123600
***LORAL SPACE &       COMMON STOCK    G56462107     262     42800    SH               DEFINED                         42800
***SBS BROADCASTING    FOREIGN
  SA                     COMMON STOCK  L8137F102    5238    131571    SH               SOLE                   7600    123971
***SBS BROADCASTING    FOREIGN
  SA                     COMMON STOCK  L8137F102    1434     36025    SH               DEFINED                         36025
CEPHALON INC           PUT             156708109     364      7500    SH        PUT    SOLE                   7500
CYTYC CORP             PUT             232946103     216      5000    SH        PUT    SOLE                   5000
MYLAN LABORATORIES
  INC                  PUT             628530107     202      7500    SH        PUT    SOLE                   7500





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


                                                  116807                               No. of Other  Managers    0

















































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